SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2020	December 31, 2019	December 31, 2018

Money market funds	$3,772,568	$3,620,109	$1,572,012
	$3,772,568	$3,620,109	$1,572,012

Schedule of fair value of financial assets and liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$4,451,256	$4,451,256	$—	$—
Restricted cash	296,322	296,322	—	—
Investment in trading securities	2,345,984	2,345,984	—	—
Total	$7,093,563	$7,093,563	$—	$—

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$3,981,239	$3,981,239	$—	$—
Restricted cash	296,322	296,322	—	—
Marketable securities	887,143	887,143	—	—
Warrant liability	(137,313)	—	—	(137,313)
Total	$5,027,391	$5,164,704	$—	$(137,313)

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$2,564,125	$2,564,125	$—	$—
Restricted cash	296,322	296,322	—	—
Investment in trading securities	471,723	471,723	—	—
Warrant liability	(115,793)	—	—	(115,793)
Total	$3,216,377	$3,332,170	$—	$(115,793)